Quarterly Holdings Report
for
Fidelity® SAI Sustainable Core Plus Bond Fund
November 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SSU-NPRT1-0126
1.9904896.103
Asset-Backed Securities - 5.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.7%
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	250,000	250,777
Aimco CLO 20 Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.21%, 5.1036% 10/16/2038 (b)(c)(d)	1,250,000	1,247,786
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	250,000	250,645
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.4098% 4/23/2037 (b)(c)(d)	550,000	551,359
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 7/18/2037 (b)(c)(d)	500,000	501,339
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.2244% 10/20/2037 (b)(c)(d)	250,000	250,862
TOTAL BAILIWICK OF JERSEY		3,052,768
GRAND CAYMAN (UK OVERSEAS TER) - 3.1%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.2216% 7/17/2037 (b)(c)(d)	250,000	250,786
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.3936% 4/16/2037 (b)(c)(d)	250,000	250,756
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.31% 7/21/2037 (b)(c)(d)	250,000	250,440
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1496% 4/25/2034 (b)(c)(d)	250,000	250,227
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	250,000	250,276
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 0% 1/20/2039 (b)(c)(d)(e)	250,000	250,000
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/20/2037 (b)(c)(d)	250,000	250,495
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.8844% 4/18/2035 (b)(c)(d)	250,000	250,078
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.178% 7/25/2038 (b)(c)(d)	250,000	250,640
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.148% 1/25/2038 (b)(c)(d)	250,000	250,373
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.008% 1/25/2038 (b)(c)(d)	250,000	249,796
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2037 (b)(c)(d)	250,000	250,364
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 0% 1/21/2038 (b)(c)(d)(e)	250,000	250,000
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	250,000	250,280
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.1474% 1/22/2038 (b)(c)(d)	250,000	250,463
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.2144% 10/20/2037 (b)(c)(d)	250,000	250,355
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (b)(c)(d)	300,000	300,505
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2545% 10/15/2039 (b)(c)(d)	250,000	250,740
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.2261% 4/20/2033 (b)(c)(d)	183,632	183,671
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 5.6844% 1/20/2037 (b)(c)(d)	250,000	250,468
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(d)	250,000	250,769
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	250,000	250,555
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		5,492,037
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/18/2037 (b)(c)(d)	250,000	250,589
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.0644% 4/20/2038 (b)(c)(d)	150,000	149,439
TOTAL MULTI-NATIONAL		400,028
UNITED STATES - 0.2%
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.038% 1/25/2038 (b)(c)(d)	250,000	249,748
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	96,500	94,976
TOTAL UNITED STATES		344,724
TOTAL ASSET-BACKED SECURITIES (Cost $9,269,994)		9,289,557

Bank Loan Obligations - 0.6%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (b)(c)(f)	9,975	9,980
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.3603% 5/14/2029 (b)(c)(f)	1,536	1,526
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (b)(c)(f)	16,131	16,165

TOTAL FRANCE		17,691
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9045% 10/31/2027 (b)(c)(f)	1,995	1,466
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (b)(c)(f)	33,481	15,904
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(f)	16,965	13,529
UNITED STATES - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.7098% 10/3/2031 (b)(c)(f)	3,236	2,115
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1699% 4/3/2031 (b)(c)(f)	29,000	25,632
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/15/2030 (b)(c)(f)	34,772	34,537
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 10/6/2032 (b)(c)(f)	25,000	24,859
		87,143
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/24/2032 (b)(c)(f)(g)	5,000	5,000
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (b)(c)(f)	92,240	75,083
Hotels, Restaurants & Leisure - 0.2%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (b)(c)(f)	23,942	22,865
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (b)(c)(f)	20,000	17,878
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 7/2/2032 (b)(c)(f)	12,084	11,484
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(f)(h)	916	871
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (b)(c)(f)	71,413	68,616
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2026 (b)(c)(f)	4,948	4,775
		126,489
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2657% 6/29/2028 (b)(c)(f)	32,980	30,810
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (b)(c)(f)	48,000	47,920
		78,730
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8098% 6/6/2031 (b)(c)(f)	14,850	13,972
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9598% 6/6/2031 (b)(c)(f)	12,992	12,832
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6038% 9/4/2029 (b)(c)(f)	24,782	23,225
		50,029
TOTAL CONSUMER DISCRETIONARY		335,331

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (b)(c)(f)	15,000	14,756
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(f)(i)	1,490	684
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(f)(i)	431	197
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (b)(c)(f)	3,688	3,513
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (b)(c)(f)(j)	4,853	3,931
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.459% 7/12/2032 (b)(c)(f)	20,000	20,051
		28,376
TOTAL CONSUMER STAPLES		43,132

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (b)(c)(f)	112,527	50,203
Financials - 0.0%
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2802% 1/31/2028 (b)(c)(f)	26,000	24,845
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (b)(c)(f)	10,000	9,947
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.0015% 6/28/2029 (b)(c)(f)(j)	1,769	1,380
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 9/24/2031 (b)(c)(f)	12,947	11,494
ModivCare Inc 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.006% 2/22/2026 (b)(c)(f)(j)	568	551
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.7515% 7/1/2031 (b)(c)(f)	5,070	2,079
		15,504
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1657% 10/8/2030 (b)(c)(f)	164,600	162,378
TOTAL HEALTH CARE		187,829

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 3/18/2030 (b)(c)(f)	14,962	14,969
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.584% 8/1/2028 (b)(c)(f)	4,987	3,965
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.309% 4/12/2028 (b)(c)(f)	9,974	7,912
		11,877
Commercial Services & Supplies - 0.0%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (b)(c)(f)	5,000	4,194
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (b)(c)(f)	25,751	23,000
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7615% 10/11/2028 (b)(c)(f)	5,000	4,872
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (b)(c)(f)	19,822	19,320
		51,386
TOTAL INDUSTRIALS		78,232

Information Technology - 0.1%
IT Services - 0.1%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.6662% 2/12/2029 (b)(c)(f)	2,000	1,764
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (b)(c)(f)	25,839	24,686
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(f)	70,000	68,110
		94,560
Software - 0.0%
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/7/2032 (b)(c)(f)(g)	15,000	14,954
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (b)(c)(f)	15,879	14,942
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.9224% 6/4/2029 (b)(c)(f)	11,000	10,340
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(c)(f)	40,000	38,622
		78,858
TOTAL INFORMATION TECHNOLOGY		173,418

Materials - 0.1%
Chemicals - 0.1%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (c)(f)(h)	249	246
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9369% 6/9/2028 (b)(c)(f)	1,964	1,492
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3471% 6/12/2028 (b)(c)(f)	949	938
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (b)(c)(f)	69,713	61,884
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9598% 3/15/2029 (b)(c)(f)	31,915	31,024
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.4532% 3/15/2030 (b)(c)(f)	8,412	8,196
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 4/2/2029 (b)(c)(f)	26,934	20,564
		124,344
TOTAL UNITED STATES		1,104,477
TOTAL BANK LOAN OBLIGATIONS (Cost $1,226,856)		1,163,047

Commercial Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	218,149	217,740
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 4.7235% 8/15/2036 (b)(c)(d)	250,000	240,694
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (d)	100,000	103,020
TOTAL UNITED STATES		561,454
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $563,165)		561,454

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (j)	1,081	16,370
Altice France Holding SA rights (d)(j)(k)	29	334

TOTAL FRANCE		16,704
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (j)(k)	268	3,184
Cano Health LLC warrants 6/28/2029 (j)(k)	29	89

TOTAL UNITED STATES		3,273
TOTAL COMMON STOCKS (Cost $31,285)		19,977

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (d)	16,000	15,391
UNITED STATES - 0.2%
Communication Services - 0.2%
Media - 0.2%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	56,443	133,153
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	49,000	45,717
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	13,000	16,363
ON Semiconductor Corp 0% 5/1/2027 (l)	16,000	18,397
Wolfspeed Inc 2.5% 6/15/2031	5,000	8,472
Wolfspeed Inc 2.5% 6/15/2031 (d)	3,000	5,083
		48,315
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (d)	23,000	30,533
Terawulf Inc 0% 5/1/2032 (d)(l)	10,000	10,158
		40,691
TOTAL INFORMATION TECHNOLOGY		89,006

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	22,000	22,561
TOTAL UNITED STATES		290,437
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $216,705)		305,828

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (j) (Cost $20,588)	855	22,880

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Australian Commonwealth 1.25% 5/21/2032	AUD	165,000	90,051
CANADA - 0.2%
Canadian Government 1.5% 12/1/2031	CAD	475,000	314,590
COLOMBIA - 0.4%
Colombian Republic 7.375% 4/25/2030		200,000	211,700
Colombian Republic 7.75% 11/7/2036		200,000	210,050
Colombian Republic 8% 11/14/2035		200,000	215,600
TOTAL COLOMBIA			637,350
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034		700,000	607,250
United Mexican States 5.375% 3/22/2033		200,000	199,500
TOTAL MEXICO			806,750
UNITED KINGDOM - 0.1%
United Kingdom of Great Britain and Northern Ireland 4.375% 3/7/2030 (m)	GBP	155,000	208,989
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (m)	GBP	8,000	10,628
TOTAL UNITED KINGDOM			219,617
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,003,645)			2,068,358

Non-Convertible Corporate Bonds - 25.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.788% 8/26/2037 (c)(m)	EUR	100,000	116,369
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 8.5% 5/1/2030 (d)		101,000	104,967
TOTAL AUSTRALIA			221,336
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		25,000	22,110
BELGIUM - 0.1%
Financials - 0.1%
Banks - 0.1%
KBC Group NV 4.375% 4/19/2030 (c)(m)	EUR	100,000	121,482
BRAZIL - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (d)(i)		58,000	12,981
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (d)		25,000	24,305
CANADA - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TELUS Corp 3.4% 5/13/2032		200,000	184,913
TELUS Corp 6.625% 10/15/2055 (c)		14,000	14,348
TELUS Corp 7% 10/15/2055 (c)		7,000	7,307
			206,568
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		38,000	36,210
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		40,000	40,761
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		4,000	4,123
			81,094
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (d)		13,000	12,967
TOTAL CONSUMER DISCRETIONARY			94,061

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (d)		150,000	109,708
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (c)(m)	EUR	100,000	116,606
Royal Bank of Canada 3.125% 9/27/2031 (c)(m)	EUR	100,000	116,447
			233,053
Industrials - 0.0%
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)		5,000	5,355
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (d)		96,000	91,040
Open Text Corp 3.875% 2/15/2028 (d)		14,000	13,654
Open Text Holdings Inc 4.125% 12/1/2031 (d)		6,000	5,578
Open Text Holdings Inc 4.125% 2/15/2030 (d)		5,000	4,766
			115,038
Materials - 0.0%
Metals & Mining - 0.0%
Hudbay Minerals Inc 6.125% 4/1/2029 (d)		7,000	7,091
Utilities - 0.0%
Gas Utilities - 0.0%
AltaGas Ltd 7.2% 10/15/2054 (c)(d)		72,000	74,491
TOTAL CANADA			845,365
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		49,000	48,112
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		85,000	15,513
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		27,000	19,946
			35,459
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)		30,000	31,005
TOTAL COLOMBIA			66,464
DENMARK - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg Breweries A/S 3.25% 2/28/2032 (m)	EUR	100,000	115,833
FINLAND - 0.1%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)		17,000	17,723
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 2.5% 5/23/2029 (m)	EUR	100,000	115,382
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Treasury BV 6.5% 3/8/2029 (m)	EUR	100,000	117,777
TOTAL FINLAND			250,882
FRANCE - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 4/15/2032 (d)		56,987	55,444
Altice France SA 6.875% 10/15/2030 (d)		23,103	22,764
Altice France SA 6.875% 7/15/2032 (d)		34,654	33,778
			111,986
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (d)		65,000	66,171
Consumer Staples - 0.1%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (m)	EUR	100,000	114,482
Food Products - 0.1%
Danone SA 3.438% 4/7/2033 (m)	EUR	100,000	116,947
TOTAL CONSUMER STAPLES			231,429

Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (d)		116,000	123,501
Financials - 0.6%
Banks - 0.6%
BNP Paribas SA 3.945% 2/18/2037 (c)(m)	EUR	100,000	116,286
BNP Paribas SA 4.042% 1/10/2032 (c)(m)	EUR	100,000	120,093
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		100,000	105,483
BPCE SA 3.875% 1/11/2029 (m)	EUR	100,000	119,224
Societe Generale SA 3.75% 7/15/2031 (c)(m)	EUR	100,000	118,109
Societe Generale SA 5.249% 5/22/2029 (c)(d)		330,000	336,515
Societe Generale SA 5.5% 4/13/2029 (c)(d)		200,000	204,834
			1,120,544
TOTAL FRANCE			1,653,631
GERMANY - 0.7%
Financials - 0.1%
Financial Services - 0.1%
KfW 2.75% 5/15/2030 (m)	EUR	200,000	235,550
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance LLC 6.5% 11/21/2033 (d)		200,000	216,563
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.75% 11/25/2037 (m)	EUR	60,000	69,840
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE 0.625% 3/24/2031 (m)	EUR	100,000	101,543
Utilities - 0.4%
Electric Utilities - 0.1%
EnBW Energie Baden-Wuerttemberg AG 1.875% 6/29/2080 (c)(m)	EUR	100,000	115,419
EnBW International Finance BV 3.85% 5/23/2030 (m)	EUR	100,000	121,079
			236,498
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG 3.625% 1/10/2032 (m)	EUR	100,000	119,317
RWE Finance US LLC 5.125% 9/18/2035 (d)		150,000	149,222
			268,539
Multi-Utilities - 0.1%
E.ON SE 0.625% 11/7/2031 (m)	EUR	100,000	101,363
TOTAL UTILITIES			606,400

TOTAL GERMANY			1,229,896
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)		16,000	15,760
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		2,000	1,380
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		15,000	13,125
Tullow Oil PLC 10.25% 5/15/2026 (d)		41,000	29,609

TOTAL GHANA			59,874
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.375% 4/7/2030 (d)		200,000	195,343
IRELAND - 0.2%
Financials - 0.2%
Banks - 0.1%
Bank of Ireland Group PLC 5% 7/4/2031 (c)(m)	EUR	150,000	188,014
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030		150,000	149,795
TOTAL IRELAND			337,809
ITALY - 0.4%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 3.625% 10/16/2030 (m)	EUR	100,000	119,444
Utilities - 0.4%
Electric Utilities - 0.2%
Enel Finance International NV 0.875% 1/17/2031 (m)	EUR	100,000	104,151
Enel Finance International NV 5.125% 6/26/2029 (d)		200,000	205,610
			309,761
Gas Utilities - 0.2%
Snam SpA 5% 5/28/2030 (d)		350,000	358,272
TOTAL UTILITIES			668,033

TOTAL ITALY			787,477
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.62% 7/16/2028 (d)		200,000	202,790
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		58,000	38,715
Altice Financing SA 9.625% 7/15/2027 (d)		9,000	7,184
			45,899
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (d)		7,000	6,668
TOTAL COMMUNICATION SERVICES			52,567

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (d)		15,000	15,536
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		37,000	32,189
Real Estate - 0.2%
Industrial REITs - 0.2%
Prologis International Funding II SA 4.375% 7/1/2036 (m)	EUR	200,000	240,491
TOTAL LUXEMBOURG			340,783
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 2.25% 3/15/2030 (m)	EUR	55,000	63,555
NETHERLANDS - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV 3.875% 2/16/2036 (m)	EUR	100,000	116,921
Entertainment - 0.1%
Universal Music Group NV 4% 6/13/2031 (m)	EUR	200,000	240,538
TOTAL COMMUNICATION SERVICES			357,459

Consumer Staples - 0.1%
Food Products - 0.1%
JDE Peet's NV 2.25% 9/24/2031 (d)		150,000	131,186
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA 1% 1/19/2034 (m)	EUR	100,000	95,937
Cooperatieve Rabobank UA 1.125% 5/7/2031 (m)	EUR	100,000	104,917
ING Groep NV 3% 8/17/2031 (c)(m)	EUR	100,000	115,472
ING Groep NV 4.5% 5/23/2029 (c)(m)	EUR	100,000	120,743
			437,069
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		140,000	126,771
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		42,000	42,374
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		121,000	123,053
			292,198
TOTAL NETHERLANDS			1,217,912
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (d)		17,000	16,875
IHS Holding Ltd 6.25% 11/29/2028 (d)		32,000	31,800
IHS Holding Ltd 7.875% 5/29/2030 (d)		45,000	45,788
IHS Holding Ltd 8.25% 11/29/2031 (d)		40,000	41,480

TOTAL NIGERIA			135,943
NORWAY - 0.1%
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 4% 3/14/2029 (c)(m)	EUR	100,000	119,669
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (d)		18,000	18,256
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		47,000	42,981
SPAIN - 0.3%
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (c)		200,000	214,340
CaixaBank SA 6.25% 2/23/2033 (c)(m)	EUR	100,000	123,120
			337,460
Information Technology - 0.0%
Communications Equipment - 0.0%
Cellnex Finance Co SA 2% 2/15/2033 (m)	EUR	100,000	104,111
Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola Finanzas SA 3.375% 11/22/2032 (m)	EUR	100,000	117,837
TOTAL SPAIN			559,408
SWEDEN - 0.1%
Financials - 0.1%
Banks - 0.1%
Svenska Handelsbanken AB 3.25% 8/27/2031 (m)	EUR	100,000	117,083
Swedbank AB 3.375% 5/29/2030 (m)	EUR	100,000	119,123

TOTAL SWEDEN			236,206
SWITZERLAND - 0.1%
Financials - 0.1%
Insurance - 0.1%
Swiss Re Finance Luxembourg SA 2.534% 4/30/2050 (c)(m)	EUR	100,000	112,104
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		44,000	29,920
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		6,000	4,164
Consolidated Energy Finance SA 6.5% 5/15/2026 (d)		34,000	32,244
			66,328
TOTAL SWITZERLAND			178,432
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		16,000	16,590
UNITED KINGDOM - 1.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC 3.25% 9/16/2033 (m)	EUR	100,000	115,445
InterContinental Hotels Group PLC 3.375% 10/8/2028 (m)	GBP	100,000	128,459
			243,904
Household Durables - 0.1%
Berkeley Group PLC/The 2.5% 8/11/2031 (m)	GBP	100,000	114,235
TOTAL CONSUMER DISCRETIONARY			358,139

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
Tesco Corporate Treasury Services PLC 0.375% 7/27/2029 (m)	EUR	100,000	106,237
Tesco Corporate Treasury Services PLC 4.25% 2/27/2031 (m)	EUR	100,000	122,187
			228,424
Household Products - 0.1%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (m)	EUR	100,000	120,238
TOTAL CONSUMER STAPLES			348,662

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		47,000	51,201
Financials - 0.9%
Banks - 0.7%
Barclays PLC 0.577% 8/9/2029 (c)(m)	EUR	100,000	109,401
Barclays PLC 8.407% 11/14/2032 (c)(m)	GBP	100,000	141,010
HSBC Holdings PLC 3% 5/29/2030 (c)	GBP	100,000	125,890
Lloyds Banking Group PLC 4.425% 11/4/2031 (c)		343,000	343,698
Lloyds Banking Group PLC 4.75% 9/21/2031 (c)(m)	EUR	100,000	124,219
NatWest Group PLC 3.575% 9/12/2032 (c)(m)	EUR	200,000	235,701
Virgin Money UK PLC 7.625% 8/23/2029 (c)(m)	GBP	100,000	143,329
			1,223,248
Financial Services - 0.1%
Nationwide Building Society 3.828% 7/24/2032 (c)(m)	EUR	100,000	119,082
Insurance - 0.1%
Admiral Group PLC 8.5% 1/6/2034 (m)	GBP	100,000	153,126
TOTAL FINANCIALS			1,495,456

Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.75% 5/28/2028		140,000	133,364
Industrials - 0.1%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (m)	EUR	100,000	87,467
Transportation Infrastructure - 0.1%
Heathrow Funding Ltd 2.625% 3/16/2028 (m)	GBP	100,000	126,248
TOTAL INDUSTRIALS			213,715

Utilities - 0.4%
Electric Utilities - 0.1%
NGG Finance PLC 2.125% 9/5/2082 (c)(m)	EUR	100,000	114,172
SSE PLC 1.75% 4/16/2030 (m)	EUR	100,000	110,544
			224,716
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		196,000	196,027
Multi-Utilities - 0.1%
National Grid PLC 4.275% 1/16/2035 (m)	EUR	100,000	121,114
Water Utilities - 0.1%
Severn Trent Utilities Finance PLC 4% 3/5/2034 (m)	EUR	150,000	178,475
TOTAL UTILITIES			720,332

TOTAL UNITED KINGDOM			3,320,869
UNITED STATES - 18.3%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.7%
APLD ComputeCo LLC 9.25% 12/15/2030 (d)		54,000	52,042
AT&T Inc 2.25% 2/1/2032		280,000	246,941
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		5,000	4,923
Cipher Compute LLC 7.125% 11/15/2030 (d)		20,000	20,319
Connect Holdings LLC 10.5% 4/3/2031 (d)		20,000	18,958
Level 3 Financing Inc 3.625% 1/15/2029 (d)		8,000	7,203
Level 3 Financing Inc 3.75% 7/15/2029 (d)		40,000	35,341
Level 3 Financing Inc 3.875% 10/15/2030 (d)		9,000	8,053
Level 3 Financing Inc 4% 4/15/2031 (d)		35,000	30,800
Level 3 Financing Inc 4.25% 7/1/2028 (d)		2,000	1,889
Level 3 Financing Inc 4.5% 4/1/2030 (d)		34,000	31,323
Level 3 Financing Inc 4.875% 6/15/2029 (d)		10,000	9,525
Level 3 Financing Inc 6.875% 6/30/2033 (d)		65,000	66,195
Level 3 Financing Inc 7% 3/31/2034 (d)		40,000	40,970
Lumen Technologies Inc 4.125% 4/15/2030 (d)		5,000	4,957
Lumen Technologies Inc 4.5% 1/15/2029 (d)		1,000	927
Verizon Communications Inc 4.75% 1/15/2033		88,000	88,535
Verizon Communications Inc 5.05% 5/9/2033		445,000	459,175
Windstream Services LLC 7.5% 10/15/2033 (d)		25,000	25,442
WULF Compute LLC 7.75% 10/15/2030 (d)		35,000	36,187
			1,189,705
Entertainment - 0.0%
Walt Disney Co/The 2.65% 1/13/2031		140,000	131,195
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (d)		7,000	7,211
Snap Inc 6.875% 3/15/2034 (d)		15,000	15,333
			22,544
Media - 0.7%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		24,000	20,340
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		108,000	91,511
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		14,000	12,864
CCO Holdings LLC / CCO Holdings Capital Corp 5.5% 5/1/2026 (d)		109,000	108,952
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		20,000	20,195
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		41,000	42,752
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		22,000	23,202
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055		400,000	389,811
CMG Media Corp 8.875% 6/18/2029 (d)		3,000	2,460
CSC Holdings LLC 3.375% 2/15/2031 (d)		62,000	34,431
CSC Holdings LLC 4.125% 12/1/2030 (d)		60,000	34,221
CSC Holdings LLC 4.5% 11/15/2031 (d)		10,000	5,654
CSC Holdings LLC 4.625% 12/1/2030 (d)		22,000	7,857
Discovery Communications LLC 5% 9/20/2037		10,000	8,506
Discovery Communications LLC 6.35% 6/1/2040		10,000	9,016
DISH DBS Corp 5.125% 6/1/2029		34,000	28,777
DISH DBS Corp 5.25% 12/1/2026 (d)		5,000	4,885
DISH DBS Corp 7.375% 7/1/2028		10,000	9,322
DISH DBS Corp 7.75% 7/1/2026		40,000	39,160
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		37,529	38,975
EW Scripps Co/The 9.875% 8/15/2030 (d)		16,000	16,124
Univision Communications Inc 7.375% 6/30/2030 (d)		41,000	41,592
Univision Communications Inc 8.5% 7/31/2031 (d)		157,000	162,416
Warnermedia Holdings Inc 4.279% 3/15/2032		5,000	4,568
Warnermedia Holdings Inc 5.05% 3/15/2042		26,000	20,797
Warnermedia Holdings Inc 5.141% 3/15/2052		10,000	7,480
			1,185,868
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.875% 4/15/2030		240,000	236,409
TOTAL COMMUNICATION SERVICES			2,765,721

Consumer Discretionary - 1.4%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		26,000	26,917
American Axle & Manufacturing Inc 6.375% 10/15/2032 (d)		10,000	10,061
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)		20,000	20,199
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (d)		20,000	20,571
			77,748
Automobiles - 0.2%
General Motors Co 5.4% 10/15/2029		100,000	103,691
General Motors Financial Co Inc 4.2% 10/27/2028		180,000	180,109
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)		14,000	13,414
			297,214
Broadline Retail - 0.1%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (d)		7,801	6,618
Saks Global Enterprises LLC 11% 12/15/2029 (d)		31,456	10,900
Wayfair LLC 6.75% 11/15/2032 (d)		15,000	15,305
Wayfair LLC 7.25% 10/31/2029 (d)		147,000	152,916
Wayfair LLC 7.75% 9/15/2030 (d)		50,000	53,289
			239,028
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/2027 (d)		81,000	80,643
StoneMor Inc 8.5% 5/15/2029 (d)		41,000	40,036
			120,679
Hotels, Restaurants & Leisure - 0.3%
Acushnet Co 5.625% 12/1/2033 (d)		8,000	8,062
Carnival Corp 5.125% 5/1/2029 (d)		15,000	15,126
Carnival Corp 5.75% 3/15/2030 (d)		64,000	65,777
Carnival Corp 5.75% 8/1/2032 (d)		15,000	15,377
Carnival Corp 5.875% 6/15/2031 (d)		25,000	25,741
Carnival Corp 6.125% 2/15/2033 (d)		26,000	26,782
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		57,000	52,969
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)		115,000	117,875
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		5,000	5,156
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		7,000	7,169
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)		5,000	5,185
Light & Wonder International Inc 6.25% 10/1/2033 (d)		30,000	30,184
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		24,000	16,320
NCL Corp Ltd 5.875% 1/15/2031 (d)		30,000	29,605
NCL Corp Ltd 6.25% 9/15/2033 (d)		30,000	29,641
			450,969
Household Durables - 0.2%
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		42,000	42,633
LGI Homes Inc 7% 11/15/2032 (d)		62,000	60,740
TopBuild Corp 5.625% 1/31/2034 (d)		115,000	116,570
Tri Pointe Homes Inc 5.7% 6/15/2028		7,000	7,088
Whirlpool Corp 5.75% 3/1/2034		20,000	19,225
Whirlpool Corp 6.125% 6/15/2030		35,000	35,352
Whirlpool Corp 6.5% 6/15/2033		100,000	99,374
			380,982
Leisure Products - 0.1%
Mattel Inc 5% 11/17/2030		136,000	137,221
Specialty Retail - 0.3%
Carvana Co 4.875% 9/1/2029 (d)		5,000	4,638
Carvana Co 9% 6/1/2030 pay-in-kind (c)(d)		3,383	3,547
Carvana Co 9% 6/1/2031 pay-in-kind (c)(d)		46,516	52,315
Champions Financing Inc 8.75% 2/15/2029 (d)		19,000	18,939
Home Depot Inc/The 3.25% 4/15/2032		130,000	122,566
LBM Acquisition LLC 6.25% 1/15/2029 (d)		18,000	16,101
LBM Acquisition LLC 9.5% 6/15/2031 (d)		25,000	25,768
Lowe's Cos Inc 3.75% 4/1/2032		130,000	124,932
SGUS LLC 11% 12/15/2029 (d)		18,089	14,659
Staples Inc 10.75% 9/1/2029 (d)		53,000	52,091
Staples Inc 12.75% 1/15/2030 (d)		23,058	18,174
TJX Cos Inc/The 3.875% 4/15/2030		120,000	119,420
White Cap Supply Holdings LLC 7.375% 11/15/2030 (d)		7,000	7,139
			580,289
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc 3.05% 3/15/2032		200,000	181,907
TOTAL CONSUMER DISCRETIONARY			2,466,037

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		15,000	14,887
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (d)		15,000	15,205
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)		15,000	15,121
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		12,000	12,426
C&S Group Enterprises LLC 5% 12/15/2028 (d)		16,000	14,861
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		27,000	28,208
Performance Food Group Inc 4.25% 8/1/2029 (d)		6,000	5,891
Performance Food Group Inc 6.125% 9/15/2032 (d)		14,000	14,403
US Foods Inc 5.75% 4/15/2033 (d)		7,000	7,126
			128,128
Food Products - 0.2%
General Mills Inc 2.25% 10/14/2031		350,000	311,549
Post Holdings Inc 4.5% 9/15/2031 (d)		14,000	13,202
Post Holdings Inc 4.625% 4/15/2030 (d)		6,000	5,844
Post Holdings Inc 6.25% 10/15/2034 (d)		5,000	5,078
Post Holdings Inc 6.25% 2/15/2032 (d)		5,000	5,163
Post Holdings Inc 6.375% 3/1/2033 (d)		78,000	78,949
			419,785
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		19,000	19,451
TOTAL CONSUMER STAPLES			567,364

Energy - 0.6%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (d)		16,000	16,098
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		5,000	5,149
Kodiak Gas Services LLC 6.5% 10/1/2033 (d)		25,000	25,501
Kodiak Gas Services LLC 6.75% 10/1/2035 (d)		12,000	12,330
Nabors Industries Ltd 7.5% 1/15/2028 (d)		21,000	21,027
Oceaneering International Inc 6% 2/1/2028		66,000	67,012
			147,117
Oil, Gas & Consumable Fuels - 0.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (d)		15,000	15,074
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (d)		25,000	24,923
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		52,000	51,947
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		135,000	129,483
CNX Resources Corp 6% 1/15/2029 (d)		9,000	9,034
CNX Resources Corp 7.25% 3/1/2032 (d)		28,000	29,200
CNX Resources Corp 7.375% 1/15/2031 (d)		5,000	5,190
CVR Energy Inc 8.5% 1/15/2029 (d)		39,000	40,110
DBR Land Holdings LLC 6.25% 12/1/2030 (d)		20,000	20,256
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		45,000	45,545
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)		5,000	5,078
Kinetik Holdings LP 6.625% 12/15/2028 (d)		71,000	73,040
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		24,000	23,018
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		181,000	177,395
Sunoco LP 5.625% 3/15/2031 (d)		5,000	5,028
Sunoco LP 5.875% 3/15/2034 (d)		5,000	5,032
Sunoco LP 6.25% 7/1/2033 (d)		19,000	19,516
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		185,000	184,384
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		90,000	88,951
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (d)		15,000	15,018
			967,222
TOTAL ENERGY			1,114,339

Financials - 6.6%
Banks - 3.6%
Bank of America Corp 2.687% 4/22/2032 (c)		70,000	64,446
Bank of America Corp 4.623% 5/9/2029 (c)		632,000	640,624
Bank of America Corp 5.015% 7/22/2033 (c)		198,000	203,720
Bank of America Corp 5.162% 1/24/2031 (c)		550,000	570,498
Bank of America Corp 6.204% 11/10/2028 (c)		25,000	25,999
Citigroup Inc 2.666% 1/29/2031 (c)		579,000	542,658
Citigroup Inc 4.91% 5/24/2033 (c)		254,000	258,674
Citizens Financial Group Inc 5.718% 7/23/2032 (c)		91,000	95,444
Fifth Third Bancorp 4.895% 9/6/2030 (c)		100,000	101,731
JPMorgan Chase & Co 2.963% 1/25/2033 (c)		340,000	313,801
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		224,000	226,285
JPMorgan Chase & Co 4.603% 10/22/2030 (c)		287,000	291,691
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		26,000	26,695
JPMorgan Chase & Co 5.103% 4/22/2031 (c)		83,000	86,078
JPMorgan Chase & Co 5.14% 1/24/2031 (c)		550,000	570,555
JPMorgan Chase & Co 5.572% 4/22/2036 (c)		98,000	104,103
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)		250,000	250,424
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)		250,000	251,367
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (c)		500,000	510,157
Santander Holdings USA Inc 6.499% 3/9/2029 (c)		27,000	28,151
Wells Fargo & Co 5.15% 4/23/2031 (c)		112,000	115,992
Wells Fargo & Co 5.244% 1/24/2031 (c)		142,000	147,551
Wells Fargo & Co 5.499% 1/23/2035 (c)		778,000	818,086
Wells Fargo & Co 5.605% 4/23/2036 (c)		99,000	105,000
Western Alliance Bancorp 3% 6/15/2031 (c)		15,000	14,354
			6,364,084
Capital Markets - 1.6%
Equitable America Global Funding 4.7% 9/15/2032 (d)		330,000	328,470
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		152,000	140,682
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)		130,000	129,141
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		20,000	18,997
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		35,000	34,158
Morgan Stanley 2.943% 1/21/2033 (c)		70,000	64,253
Morgan Stanley 4.356% 10/22/2031 (c)		400,000	400,431
Morgan Stanley 4.654% 10/18/2030 (c)		500,000	507,378
Morgan Stanley 4.889% 7/20/2033 (c)		313,000	320,409
Morgan Stanley 5.192% 4/17/2031 (c)		75,000	77,625
Morgan Stanley 5.32% 7/19/2035 (c)		300,000	311,562
Morgan Stanley 5.664% 4/17/2036 (c)		59,000	62,634
MSCI Inc 5.15% 3/15/2036		30,000	29,963
MSCI Inc 5.25% 9/1/2035		84,000	84,940
State Street Corp 3.031% 11/1/2034 (c)		200,000	189,034
			2,699,677
Consumer Finance - 0.2%
Ally Financial Inc 6.646% 1/17/2040 (c)		31,000	31,146
American Express Co 5.085% 1/30/2031 (c)		221,000	228,545
Ford Motor Credit Co LLC 5.73% 9/5/2030		13,000	13,230
LFS Topco LLC 8.75% 7/15/2030 (d)		31,000	30,310
OneMain Finance Corp 3.875% 9/15/2028		78,000	75,697
OneMain Finance Corp 6.125% 5/15/2030		35,000	35,563
OneMain Finance Corp 6.5% 3/15/2033		5,000	5,024
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,174
OneMain Finance Corp 7.125% 11/15/2031		7,000	7,293
OneMain Finance Corp 7.125% 9/15/2032		5,000	5,178
SLM Corp 6.5% 1/31/2030		10,000	10,423
			447,583
Financial Services - 0.3%
Block Inc 3.5% 6/1/2031		173,000	162,285
Block Inc 5.625% 8/15/2030 (d)		5,000	5,095
Block Inc 6% 8/15/2033 (d)		5,000	5,139
Block Inc 6.5% 5/15/2032		80,000	83,606
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)		30,000	29,329
Clue Opco LLC 9.5% 10/15/2031 (d)		6,000	6,212
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (d)		8,000	8,089
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)		23,000	23,435
ION Platform Finance US Inc 7.875% 9/30/2032 (d)		75,000	71,461
NFE Financing LLC 12% 11/15/2029 (d)(i)		38,941	9,868
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)		15,000	15,456
Scientific Games Holdings LP/Scientific Games US FinCo Inc 6.625% 3/1/2030 (d)		35,000	30,905
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		7,000	7,195
WEX Inc 6.5% 3/15/2033 (d)		14,000	14,279
			472,354
Insurance - 0.8%
Equitable Financial Life Global Funding 1.3% 7/12/2026 (d)		200,000	196,654
Equitable Financial Life Global Funding 5% 3/27/2030 (d)		146,000	149,660
Marsh & McLennan Cos Inc 2.375% 12/15/2031		210,000	188,349
Reinsurance Group of America Inc 5.75% 9/15/2034		230,000	240,313
RGA Global Funding 4.6% 11/25/2030 (d)		400,000	400,849
Unum Group 4% 6/15/2029		240,000	237,468
			1,413,293
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (d)		15,000	15,153
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		2,000	1,985
Starwood Property Trust Inc 5.25% 10/15/2028 (d)		15,000	15,103
Starwood Property Trust Inc 5.75% 1/15/2031 (d)		15,000	15,245
Starwood Property Trust Inc 6% 4/15/2030 (d)		5,000	5,147
Starwood Property Trust Inc 6.5% 10/15/2030 (d)		95,000	99,029
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		10,000	10,439
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		40,000	42,392
			204,493
TOTAL FINANCIALS			11,601,484

Health Care - 1.5%
Biotechnology - 0.2%
Amgen Inc 3% 2/22/2029		260,000	251,797
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		31,000	27,666
			279,463
Health Care Providers & Services - 1.1%
AMN Healthcare Inc 4% 4/15/2029 (d)		26,000	24,767
Centene Corp 4.625% 12/15/2029		403,000	389,587
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		276,000	246,921
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		39,000	32,406
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)		15,000	15,952
CVS Health Corp 5% 9/15/2032		41,000	42,014
CVS Health Corp 6.75% 12/10/2054 (c)		183,000	189,650
CVS Health Corp 7% 3/10/2055 (c)		42,000	44,157
DaVita Inc 3.75% 2/15/2031 (d)		95,000	88,094
DaVita Inc 6.875% 9/1/2032 (d)		19,000	19,770
Encompass Health Corp 4.625% 4/1/2031		12,000	11,833
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		8,000	7,546
Humana Inc 3.7% 3/23/2029		130,000	127,592
Humana Inc 5.75% 12/1/2028		110,000	114,467
ModivCare Inc 5% 10/1/2029 (d)(i)		2,000	0
Molina Healthcare Inc 3.875% 11/15/2030 (d)		55,000	50,812
Molina Healthcare Inc 6.25% 1/15/2033 (d)		48,000	48,109
Molina Healthcare Inc 6.5% 2/15/2031 (d)		15,000	15,322
Owens & Minor Inc 4.5% 3/31/2029 (d)		15,000	10,608
Owens & Minor Inc 6.625% 4/1/2030 (d)		62,000	39,761
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		46,000	46,130
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		1,099	1,063
Tenet Healthcare Corp 5.5% 11/15/2032 (d)		115,000	116,823
Tenet Healthcare Corp 6% 11/15/2033 (d)		10,000	10,325
Tenet Healthcare Corp 6.125% 10/1/2028		161,000	161,698
Tenet Healthcare Corp 6.125% 6/15/2030		10,000	10,221
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		37,000	37,587
			1,903,215
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (d)		5,000	4,996
IQVIA Inc 5% 5/15/2027 (d)		14,000	13,984
IQVIA Inc 6.25% 6/1/2032 (d)		60,000	62,758
			81,738
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		175,000	173,183
Fortrea Holdings Inc 7.5% 7/1/2030 (d)		10,000	10,038
			183,221
Pharmaceuticals - 0.1%
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		15,000	14,936
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)		72,000	60,297
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		10,000	8,999
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)		30,000	25,228
Zoetis Inc 2% 5/15/2030		140,000	128,338
			237,798
TOTAL HEALTH CARE			2,685,435

Industrials - 1.1%
Aerospace & Defense - 0.2%
ATI Inc 4.875% 10/1/2029		107,000	106,774
ATI Inc 7.25% 8/15/2030		5,000	5,279
Carpenter Technology Corp 5.625% 3/1/2034 (d)		20,000	20,327
TransDigm Inc 4.875% 5/1/2029		6,000	5,962
TransDigm Inc 6% 1/15/2033 (d)		14,000	14,315
TransDigm Inc 6.25% 1/31/2034 (d)		5,000	5,184
TransDigm Inc 6.375% 3/1/2029 (d)		90,000	92,700
TransDigm Inc 6.375% 5/31/2033 (d)		15,000	15,375
TransDigm Inc 6.625% 3/1/2032 (d)		5,000	5,197
TransDigm Inc 6.75% 1/31/2034 (d)		25,000	26,121
			297,234
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)		59,000	60,882
Building Products - 0.1%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)		7,000	7,137
Builders FirstSource Inc 6.375% 3/1/2034 (d)		38,000	39,524
Builders FirstSource Inc 6.75% 5/15/2035 (d)		30,000	31,641
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)		15,000	12,544
Carrier Global Corp 2.493% 2/15/2027		130,000	127,641
Carrier Global Corp 5.9% 3/15/2034		4,000	4,321
Carrier Global Corp 6.2% 3/15/2054		2,000	2,198
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		36,000	18,011
Cornerstone Building Brands Inc 9.5% 8/15/2029 (d)		10,000	8,030
			251,047
Commercial Services & Supplies - 0.4%
ADT Security Corp/The 5.875% 10/15/2033 (d)		55,000	55,823
Artera Services LLC 8.5% 2/15/2031 (d)		137,000	118,429
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		136,000	133,369
Neptune Bidco US Inc 10.375% 5/15/2031 (d)		35,000	35,386
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		55,000	54,588
OT Midco Inc 10% 2/15/2030 (d)		23,000	9,115
Reworld Holding Corp 4.875% 12/1/2029 (d)		210,000	198,998
			605,708
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (d)		30,000	30,838
Electrical Equipment - 0.0%
Atkore Inc 4.25% 6/1/2031 (d)		10,000	9,635
Sensata Technologies BV 4% 4/15/2029 (d)		7,000	6,835
			16,470
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031		71,000	70,689
Uber Technologies Inc 4.8% 9/15/2035		56,000	55,975
			126,664
Industrial Conglomerates - 0.1%
Trane Technologies Financing Ltd 3.8% 3/21/2029		130,000	129,062
Machinery - 0.1%
Allison Transmission Inc 5.875% 12/1/2033 (d)		15,000	15,136
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(d)		65,000	70,340
Enpro Inc 6.125% 6/1/2033 (d)		14,000	14,461
Otis Worldwide Corp 2.565% 2/15/2030		140,000	131,112
Terex Corp 6.25% 10/15/2032 (d)		36,000	36,755
			267,804
Professional Services - 0.1%
Science Applications International Corp 5.875% 11/1/2033 (d)		60,000	59,768
Verisk Analytics Inc 4.5% 8/15/2030		34,000	34,275
Verisk Analytics Inc 5.125% 2/15/2036		76,000	77,089
			171,132
Trading Companies & Distributors - 0.0%
Herc Holdings Inc 7% 6/15/2030 (d)		25,000	26,243
Herc Holdings Inc 7.25% 6/15/2033 (d)		20,000	21,173
United Rentals North America Inc 6.125% 3/15/2034 (d)		10,000	10,444
			57,860
TOTAL INDUSTRIALS			2,014,701

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.15% 2/15/2029		73,000	72,901
Dell International LLC / EMC Corp 4.5% 2/15/2031		144,000	144,013
Dell International LLC / EMC Corp 4.75% 10/6/2032		96,000	96,256
Dell International LLC / EMC Corp 5.1% 2/15/2036		200,000	199,731
Dell International LLC / EMC Corp 6.2% 7/15/2030		110,000	117,832
Insight Enterprises Inc 6.625% 5/15/2032 (d)		7,000	7,166
TTM Technologies Inc 4% 3/1/2029 (d)		9,000	8,717
			646,616
IT Services - 0.1%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		40,000	39,618
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		15,000	14,855
CoreWeave Inc 9% 2/1/2031 (d)		50,000	45,245
CoreWeave Inc 9.25% 6/1/2030 (d)		30,000	27,678
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		106,000	101,443
			228,839
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 4.2% 10/15/2030		212,000	212,763
Entegris Inc 3.625% 5/1/2029 (d)		72,000	68,694
Entegris Inc 5.95% 6/15/2030 (d)		166,000	169,937
Micron Technology Inc 2.703% 4/15/2032		140,000	125,536
Micron Technology Inc 5.8% 1/15/2035		250,000	264,484
ON Semiconductor Corp 3.875% 9/1/2028 (d)		92,000	89,685
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (c)		6,967	5,644
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(d)		2,794	3,059
			939,802
Software - 0.1%
Elastic NV 4.125% 7/15/2029 (d)		38,000	36,648
Fair Isaac Corp 6% 5/15/2033 (d)		30,000	30,836
Gen Digital Inc 7.125% 9/30/2030 (d)		43,000	44,469
Rackspace Finance LLC 3.5% 5/15/2028 (d)		3,340	1,349
			113,302
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (d)		48,000	45,545
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)		4,000	4,112
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		10,000	10,297
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)		7,000	7,436
			67,390
TOTAL INFORMATION TECHNOLOGY			1,995,949

Materials - 0.7%
Chemicals - 0.5%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		28,278	24,673
Celanese US Holdings LLC 6.5% 4/15/2030		10,000	9,984
Celanese US Holdings LLC 6.75% 4/15/2033		48,000	47,769
Celanese US Holdings LLC 6.879% 7/15/2032 (c)		15,000	15,303
Celanese US Holdings LLC 7.05% 11/15/2030 (c)		15,000	15,549
Celanese US Holdings LLC 7.2% 11/15/2033 (c)		10,000	10,444
Chemours Co/The 4.625% 11/15/2029 (d)		163,000	145,607
Chemours Co/The 5.75% 11/15/2028 (d)		55,000	53,380
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (d)		16,470	8,947
International Flavors & Fragrances Inc 2.3% 11/1/2030 (d)		74,000	66,743
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)		70,000	68,377
Linde Finance BV 0.55% 5/19/2032 (m)	EUR	100,000	98,601
Mativ Holdings Inc 8% 10/1/2029 (d)		16,000	16,029
Olin Corp 5% 2/1/2030		21,000	20,639
Olin Corp 6.625% 4/1/2033 (d)		94,000	93,372
Olympus Water US Holding Corp 7.25% 2/15/2033 (d)		115,000	114,155
Tronox Inc 4.625% 3/15/2029 (d)		44,000	28,422
			837,994
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		52,000	53,997
Quikrete Holdings Inc 6.75% 3/1/2033 (d)		19,000	19,783
			73,780
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		85,000	79,113
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (d)(e)(n)		75,000	76,303
Ball Corp 5.5% 9/15/2033		15,000	15,282
Crown Americas LLC 5.875% 6/1/2033 (d)		35,000	35,831
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		118,000	119,995
			326,524
Metals & Mining - 0.0%
Commercial Metals Co 5.75% 11/15/2033 (d)		20,000	20,453
Commercial Metals Co 6% 12/15/2035 (d)		14,000	14,261
			34,714
TOTAL MATERIALS			1,273,012

Real Estate - 1.1%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		15,000	13,834
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		40,000	38,355
WP Carey Inc 2.45% 2/1/2032		220,000	194,462
			246,651
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 2% 5/18/2032		220,000	186,532
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		10,000	8,422
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		94,000	90,846
			285,800
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)		13,000	13,509
Industrial REITs - 0.0%
Prologis LP 2.875% 11/15/2029		200,000	191,263
Office REITs - 0.3%
Boston Properties LP 2.45% 10/1/2033		220,000	182,343
Boston Properties LP 6.75% 12/1/2027		17,000	17,798
COPT Defense Properties LP 2% 1/15/2029		150,000	139,811
COPT Defense Properties LP 4.5% 10/15/2030		15,000	14,939
Hudson Pacific Properties LP 5.95% 2/15/2028		108,000	105,387
			460,278
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		3,200	3,213
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		24,000	23,081
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)		37,000	40,195
CBRE Services Inc 2.5% 4/1/2031		140,000	127,481
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)		116,000	116,527
Taylor Morrison Communities Inc 5.75% 11/15/2032 (d)		10,000	10,307
			320,804
Retail REITs - 0.3%
Brixmor Operating Partnership LP 4.85% 2/15/2033		124,000	124,399
Brixmor Operating Partnership LP 5.2% 4/1/2032		101,000	103,653
Brixmor Operating Partnership LP 5.75% 2/15/2035		180,000	189,671
Regency Centers LP 5.1% 1/15/2035		32,000	32,641
			450,364
TOTAL REAL ESTATE			1,968,669

Utilities - 2.4%
Electric Utilities - 1.2%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		190,000	184,334
Consolidated Edison Co of New York Inc 5.375% 5/15/2034		200,000	209,024
DPL LLC/Ohio 4.35% 4/15/2029		168,000	164,900
Duke Energy Carolinas LLC 3.95% 11/15/2028		170,000	170,451
Duke Energy Corp 5.45% 6/15/2034		200,000	209,538
Edison International 7.875% 6/15/2054 (c)		37,000	38,482
Edison International 8.125% 6/15/2053 (c)		25,000	25,816
Northern States Power Co/MN 2.25% 4/1/2031		265,000	241,766
NRG Energy Inc 5.75% 1/15/2034 (d)		45,000	45,361
NRG Energy Inc 5.75% 7/15/2029 (d)		81,000	81,404
NRG Energy Inc 6% 1/15/2036 (d)		45,000	45,702
NRG Energy Inc 6% 2/1/2033 (d)		5,000	5,106
NRG Energy Inc 6.25% 11/1/2034 (d)		14,000	14,427
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		130,000	127,874
PG&E Corp 5% 7/1/2028		30,000	29,781
PG&E Corp 5.25% 7/1/2030		190,000	188,193
PG&E Corp 7.375% 3/15/2055 (c)		31,000	32,049
Wisconsin Electric Power Co 4.75% 9/30/2032		125,000	128,398
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (d)		2,000	1,964
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)		49,000	50,217
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (d)		15,000	15,251
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)		21,000	22,006
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)		41,000	42,869
			2,074,913
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The 1.375% 1/15/2026		140,000	139,268
AES Corp/The 2.45% 1/15/2031		527,000	478,107
AES Corp/The 5.8% 3/15/2032		250,000	256,860
AES Corp/The 6.95% 7/15/2055 (c)		17,000	16,583
Sunnova Energy Corp 5.875% (d)(i)(j)		36,000	90
Talen Energy Supply LLC 6.5% 2/1/2036 (d)		25,000	25,847
TerraForm Power Operating LLC 4.75% 1/15/2030 (d)		180,000	173,044
			1,089,799
Multi-Utilities - 0.6%
Dominion Energy Inc 2.25% 8/15/2031		409,000	365,182
NiSource Inc 1.7% 2/15/2031		370,000	324,007
NiSource Inc 5.35% 4/1/2034		150,000	155,437
Puget Energy Inc 4.224% 3/15/2032		255,000	244,831
			1,089,457
TOTAL UTILITIES			4,254,169

TOTAL UNITED STATES			32,706,880
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $44,117,018)			45,153,174

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.75% (o) (Cost $17,621)	185	17,902

Preferred Securities - 0.1%
		Principal Amount (a)	Value ($)
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 2.502% (c)(m)(p)	EUR	100,000	115,998
UNITED STATES - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(p)		65,000	63,775
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(j)(p)		5,141	5,231
TOTAL FINANCIALS			69,006

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (c)(p)		45,000	43,965
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(p)		18,000	18,081
TOTAL UNITED STATES			131,052
TOTAL PREFERRED SECURITIES (Cost $226,921)			247,050

U.S. Government Agency - Mortgage Securities - 21.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.3%
Fannie Mae 2.5% 1/1/2052	88,778	76,390
Fannie Mae 2.5% 6/1/2052	175,932	152,701
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	13,016	11,798
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	13,210	11,974
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	14,519	13,161
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	13,977	12,670
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	166,425	150,856
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	14,320	12,981
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	459,114	415,732
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	15,352	13,901
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	41,954	37,093
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	191,406	157,125
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	54,947	45,639
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	92,930	77,273
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	83,212	69,037
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	50,431	41,888
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	248,824	219,694
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	64,979	60,672
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	40,109	37,451
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	48,260	39,692
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	45,753	42,721
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	15,266	12,604
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	19,912	17,283
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	18,424	15,991
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	18,044	15,662
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	46,652	40,288
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	39,011	33,677
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	141,314	121,992
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	18,548	16,087
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	156,494	134,999
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	108,143	93,863
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	174,616	149,376
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	40,643	36,462
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	48,283	42,909
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	43,954	39,433
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	39,259	35,270
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	132,356	121,140
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	339,908	302,075
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	176,432	159,276
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	58,884	52,790
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	150,800	136,419
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	389,442	346,663
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	241,651	218,454
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	41,025	37,061
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	21,847	20,682
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	165,801	157,965
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	20,477	19,392
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	87,924	83,018
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	46,313	44,091
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	38,724	36,926
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	13,257	12,555
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	20,202	19,512
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	37,218	35,888
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	89,603	88,157
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	323,644	324,170
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	39,936	40,126
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	492,839	500,479
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	249,686	252,933
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	314,932	319,027
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2055	49,952	50,602
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	80,091	82,625
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	68,032	71,131
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	188,838	196,730
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	72,225	74,245
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	22,599	23,231
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	44,950	46,207
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	145,584	151,941
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	47,797	49,687
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	180,753	185,752
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	91,142	96,308
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	13,456	13,963
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	212,992	223,701
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	72,471	76,647
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	144,477	152,949
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	120,946	128,076
Freddie Mac Gold Pool 1.5% 1/1/2036	13,189	11,955
Freddie Mac Gold Pool 1.5% 11/1/2035	16,724	15,207
Freddie Mac Gold Pool 1.5% 2/1/2036	14,080	12,762
Freddie Mac Gold Pool 1.5% 3/1/2036	13,705	12,422
Freddie Mac Gold Pool 1.5% 4/1/2036	206,756	187,414
Freddie Mac Gold Pool 1.5% 4/1/2041	117,815	100,637
Freddie Mac Gold Pool 1.5% 4/1/2051	106,069	82,384
Freddie Mac Gold Pool 1.5% 5/1/2036	15,191	13,755
Freddie Mac Gold Pool 1.5% 6/1/2036	15,260	13,818
Freddie Mac Gold Pool 2% 1/1/2052	82,493	68,389
Freddie Mac Gold Pool 2% 11/1/2050	302,714	248,688
Freddie Mac Gold Pool 2% 12/1/2051	62,794	52,058
Freddie Mac Gold Pool 2% 2/1/2052	28,928	24,054
Freddie Mac Gold Pool 2% 3/1/2052	49,428	40,761
Freddie Mac Gold Pool 2% 4/1/2052	46,680	38,494
Freddie Mac Gold Pool 2% 9/1/2050	85,540	70,273
Freddie Mac Gold Pool 2.5% 10/1/2051	48,274	41,673
Freddie Mac Gold Pool 2.5% 11/1/2050	49,945	43,460
Freddie Mac Gold Pool 2.5% 11/1/2051	40,901	35,526
Freddie Mac Gold Pool 2.5% 12/1/2051	20,631	17,907
Freddie Mac Gold Pool 2.5% 2/1/2050	63,663	54,958
Freddie Mac Gold Pool 2.5% 3/1/2050	91,850	79,233
Freddie Mac Gold Pool 2.5% 4/1/2042	111,956	100,875
Freddie Mac Gold Pool 2.5% 4/1/2052	235,575	204,469
Freddie Mac Gold Pool 2.5% 5/1/2051	42,776	37,181
Freddie Mac Gold Pool 3% 1/1/2052	31,616	28,344
Freddie Mac Gold Pool 3% 10/1/2049	11,960	10,771
Freddie Mac Gold Pool 3% 3/1/2050	21,741	19,580
Freddie Mac Gold Pool 3% 3/1/2052	18,344	16,445
Freddie Mac Gold Pool 3% 4/1/2050	21,766	19,602
Freddie Mac Gold Pool 3% 5/1/2051	41,120	36,980
Freddie Mac Gold Pool 3% 6/1/2052	52,339	46,922
Freddie Mac Gold Pool 3.5% 11/1/2047	9,654	9,142
Freddie Mac Gold Pool 3.5% 2/1/2043	19,944	19,022
Freddie Mac Gold Pool 3.5% 7/1/2042	12,370	11,802
Freddie Mac Gold Pool 3.5% 7/1/2047	11,210	10,619
Freddie Mac Gold Pool 3.5% 8/1/2047	17,350	16,431
Freddie Mac Gold Pool 3.5% 9/1/2042	27,982	26,684
Freddie Mac Gold Pool 3.5% 9/1/2042	15,612	14,881
Freddie Mac Gold Pool 4% 10/1/2052	36,229	35,003
Freddie Mac Gold Pool 4% 2/1/2053	132,068	127,227
Freddie Mac Gold Pool 4.5% 11/1/2052	82,330	81,067
Freddie Mac Gold Pool 5% 12/1/2052	38,668	39,093
Freddie Mac Gold Pool 5% 8/1/2055	99,185	99,873
Freddie Mac Gold Pool 5.5% 5/1/2055	438,320	444,020
Freddie Mac Gold Pool 6% 12/1/2052	41,366	43,014
Freddie Mac Gold Pool 6% 2/1/2055	158,938	165,631
Freddie Mac Gold Pool 6% 4/1/2054	83,832	87,257
Freddie Mac Gold Pool 6% 8/1/2055	147,886	154,217
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	138,282	143,801
Ginnie Mae I Pool 3.5% 7/20/2052	94,927	88,164
Ginnie Mae I Pool 3.5% 8/20/2052	22,669	21,054
Ginnie Mae I Pool 3.5% 9/20/2052	190,237	176,685
Ginnie Mae I Pool 4% 10/20/2052	84,173	80,606
Ginnie Mae I Pool 4.5% 4/20/2053	85,292	83,948
Ginnie Mae II Pool 2% 1/20/2051	176,250	146,987
Ginnie Mae II Pool 2% 1/20/2052	1,116,672	931,272
Ginnie Mae II Pool 2% 10/20/2050	176,260	147,073
Ginnie Mae II Pool 2% 11/20/2050	43,882	36,623
Ginnie Mae II Pool 2% 12/20/2050	86,372	72,025
Ginnie Mae II Pool 2% 2/20/2051	18,701	15,591
Ginnie Mae II Pool 2% 3/20/2052	225,000	187,643
Ginnie Mae II Pool 2% 9/20/2050	47,344	39,557
Ginnie Mae II Pool 2.5% 10/20/2051	145,046	125,960
Ginnie Mae II Pool 2.5% 12/20/2051	244,102	212,020
Ginnie Mae II Pool 2.5% 5/20/2052	400,639	348,078
Ginnie Mae II Pool 2.5% 8/20/2051	263,936	229,206
Ginnie Mae II Pool 3% 4/20/2052	385,582	348,105
Ginnie Mae II Pool 3% 8/20/2051	287,089	259,320
Ginnie Mae II Pool 3.5% 8/20/2047	58,811	55,164
Ginnie Mae II Pool 4% 10/20/2055	149,610	141,961
Ginnie Mae II Pool 4.5% 11/20/2054	744,995	729,995
Ginnie Mae II Pool 4.5% 5/20/2054	24,720	24,221
Ginnie Mae II Pool 5% 1/1/2056 (e)	650,000	648,578
Ginnie Mae II Pool 5% 12/1/2055 (e)	1,300,000	1,298,579
Ginnie Mae II Pool 5.5% 1/1/2056 (e)	500,000	504,629
Ginnie Mae II Pool 5.5% 1/20/2055	71,067	71,835
Ginnie Mae II Pool 5.5% 12/1/2055 (e)	825,000	833,379
Ginnie Mae II Pool 5.5% 2/20/2055	135,593	137,005
Ginnie Mae II Pool 5.5% 5/20/2055	49,360	49,897
Ginnie Mae II Pool 6% 1/1/2056 (e)	450,000	458,701
Ginnie Mae II Pool 6% 12/1/2055 (e)	1,200,000	1,222,782
Ginnie Mae II Pool 6% 2/1/2056 (e)	350,000	356,521
Ginnie Mae II Pool 6% 5/20/2055	664,846	677,934
Ginnie Mae II Pool 6.5% 5/20/2055	170,093	175,353
Uniform Mortgage Backed Securities 2% 12/1/2055 (e)	4,975,000	4,049,962
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (e)	1,825,000	1,553,674
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (e)	3,650,000	3,106,492
Uniform Mortgage Backed Securities 3% 12/1/2055 (e)	675,000	599,537
Uniform Mortgage Backed Securities 3.5% 1/1/2056 (e)	900,000	832,289
Uniform Mortgage Backed Securities 3.5% 12/1/2055 (e)	1,800,000	1,665,000
Uniform Mortgage Backed Securities 4% 1/1/2056 (e)	800,000	761,875
Uniform Mortgage Backed Securities 4% 12/1/2055 (e)	1,600,000	1,524,250
Uniform Mortgage Backed Securities 6% 1/1/2056 (e)	225,000	230,353
Uniform Mortgage Backed Securities 6% 12/1/2055 (e)	425,000	435,193
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (e)	700,000	725,457
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (e)	1,000,000	1,035,859
TOTAL UNITED STATES		38,231,112
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $37,913,451)		38,231,112

U.S. Treasury Obligations - 46.4%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.81	2,349,000	1,471,887
US Treasury Bonds 3.25% 5/15/2042	3.24	100,000	85,003
US Treasury Bonds 3.375% 8/15/2042	3.49 to 4.28	600,000	517,172
US Treasury Bonds 3.625% 2/15/2053	3.63 to 3.76	182,000	151,835
US Treasury Bonds 3.625% 5/15/2053	3.90	110,000	91,665
US Treasury Bonds 4% 11/15/2042	3.84	225,000	210,278
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	1,233,000	1,100,790
US Treasury Bonds 4.125% 8/15/2053	4.18 to 4.77	570,000	519,791
US Treasury Bonds 4.25% 2/15/2054	4.35 to 4.78	3,810,000	3,547,914
US Treasury Bonds 4.25% 8/15/2054	4.39 to 4.66	1,055,500	982,976
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.78	2,314,000	2,247,473
US Treasury Bonds 4.5% 2/15/2044	4.62	85,000	83,983
US Treasury Bonds 4.625% 11/15/2044 (r)	4.94	155,000	155,061
US Treasury Bonds 4.625% 2/15/2055	4.54 to 4.85	1,519,000	1,506,538
US Treasury Bonds 4.625% 5/15/2054	4.44 to 4.65	1,280,000	1,268,900
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.95	3,503,000	3,545,145
US Treasury Bonds 4.75% 8/15/2055	4.66 to 4.91	2,868,000	2,903,850
US Treasury Bonds 5% 5/15/2045	4.69 to 4.99	578,000	605,907
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.10	3,014,000	3,003,404
US Treasury Notes 3.75% 10/31/2032	3.89	1,005,000	1,002,645
US Treasury Notes 3.75% 12/31/2030	4.08	35,000	35,201
US Treasury Notes 3.75% 5/31/2030	3.61 to 3.73	44,000	44,299
US Treasury Notes 3.75% 8/31/2031	3.60 to 3.65	2,010,000	2,016,988
US Treasury Notes 3.875% 12/31/2027	3.70 to 3.96	700,000	705,247
US Treasury Notes 3.875% 4/30/2030	4.00	1,000,000	1,011,992
US Treasury Notes 3.875% 7/31/2030	3.70	1,100,000	1,113,148
US Treasury Notes 3.875% 8/15/2034	4.07 to 4.27	4,264,000	4,247,190
US Treasury Notes 3.875% 8/31/2032	3.81 to 3.98	2,060,000	2,072,151
US Treasury Notes 3.875% 9/30/2032	3.74 to 3.77	2,620,000	2,634,328
US Treasury Notes 4% 1/31/2029	4.25	150,000	152,156
US Treasury Notes 4% 2/15/2034	3.87 to 4.74	1,529,000	1,541,065
US Treasury Notes 4% 2/28/2030	4.03	1,200,000	1,220,016
US Treasury Notes 4% 3/31/2030	3.96	150,000	152,520
US Treasury Notes 4% 4/30/2032	4.00 to 4.29	2,888,000	2,930,418
US Treasury Notes 4% 5/31/2030	3.93 to 3.97	3,360,000	3,417,881
US Treasury Notes 4% 6/30/2032	4.04 to 4.22	1,760,000	1,784,819
US Treasury Notes 4% 7/31/2029	3.65 to 3.83	2,080,000	2,112,338
US Treasury Notes 4% 7/31/2032	3.92 to 4.03	1,575,000	1,596,472
US Treasury Notes 4.125% 10/31/2031	4.23 to 4.39	1,370,000	1,400,718
US Treasury Notes 4.125% 11/30/2031	4.13 to 4.56	3,100,000	3,169,387
US Treasury Notes 4.125% 2/29/2032	4.12 to 4.22	2,010,000	2,053,812
US Treasury Notes 4.125% 3/31/2032	3.88 to 4.03	1,100,000	1,123,934
US Treasury Notes 4.125% 5/31/2032	3.99 to 4.31	2,030,000	2,073,769
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.44	230,000	235,157
US Treasury Notes 4.25% 5/15/2035	4.24 to 4.48	4,183,000	4,269,274
US Treasury Notes 4.25% 6/30/2029	4.10 to 4.35	1,130,000	1,157,014
US Treasury Notes 4.25% 8/15/2035	4.09 to 4.21	3,721,000	3,793,094
US Treasury Notes 4.375% 5/15/2034	3.80 to 4.55	890,000	920,107
US Treasury Notes 4.5% 12/31/2031	4.42 to 4.71	3,900,000	4,065,750
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.24	2,270,000	2,384,829
US Treasury Notes 4.625% 4/30/2029	4.72	15,000	15,525
US Treasury Notes 4.625% 9/30/2028	4.64 to 4.81	1,100,000	1,133,430
US Treasury Notes 4.75% 2/15/2045	4.69	30,000	30,473
US Treasury Notes 4.875% 10/31/2028	4.43 to 4.81	1,600,000	1,660,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $82,803,268)			83,277,094

Money Market Funds - 11.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s) (Cost $20,141,656)	4.02	20,137,629	20,141,657

TOTAL INVESTMENT IN SECURITIES - 111.6% (Cost $198,552,173)	200,499,090
NET OTHER ASSETS (LIABILITIES) - (11.6)%	(20,927,754)
NET ASSETS - 100.0%	179,571,336

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(1,300,000)	(1,298,578)
Ginnie Mae II Pool 5.5% 12/1/2055	(825,000)	(833,379)
Ginnie Mae II Pool 6% 1/1/2056	(200,000)	(203,867)
Ginnie Mae II Pool 6% 12/1/2055	(1,200,000)	(1,222,781)
Uniform Mortgage Backed Securities 2% 12/1/2055	(900,000)	(732,656)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(3,650,000)	(3,106,493)
Uniform Mortgage Backed Securities 3.5% 12/1/2055	(1,800,000)	(1,665,001)
Uniform Mortgage Backed Securities 4% 12/1/2055	(1,600,000)	(1,524,250)
Uniform Mortgage Backed Securities 6% 12/1/2055	(425,000)	(435,193)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(1,000,000)	(1,035,859)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(12,058,057)

TOTAL TBA SALE COMMITMENTS (Proceeds $12,049,186)		(12,058,057)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	4	3/20/2026	464,875	3,180	3,180
CBOT 2Y US Treasury Notes Contracts (United States)	4	3/31/2026	835,406	440	440
CBOT 5Y US Treasury Notes Contracts (United States)	9	3/31/2026	987,820	2,587	2,587
CBOT US Treasury Long Bond Contracts (United States)	2	3/20/2026	234,938	1,888	1,888

TOTAL PURCHASED					8,095

Sold

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	6	12/8/2025	821,180	(976)	(976)
Eurex Euro-Bund Contracts (Germany)	3	12/8/2025	448,638	(3,393)	(3,393)

TOTAL SOLD					(4,369)

TOTAL FUTURES CONTRACTS					3,726
The notional amount of futures purchased as a percentage of Net Assets is 1.5%
The notional amount of futures sold as a percentage of Net Assets is 0.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	14,000	USD	16,229	Citibank NA	12/11/2025	24
USD	92,325	AUD	142,000	JPMorgan Chase Bank NA	12/11/2025	(714)
USD	317,279	CAD	446,000	JPMorgan Chase Bank NA	12/11/2025	(2,035)
USD	6,642,755	EUR	5,769,000	BNP Paribas SA	12/11/2025	(54,759)
USD	54,131	EUR	47,000	BNP Paribas SA	12/11/2025	(433)
USD	1,179,616	GBP	904,000	JPMorgan Chase Bank NA	12/11/2025	(17,012)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(74,929)
Unrealized Appreciation						24
Unrealized Depreciation						(74,953)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,709,706 or 13.2% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,165 and $1,117, respectively.

(i)	Non-income producing - Security is in default.
(j)	Level 3 security.
(k)	Non-income producing.
(l)	Zero coupon bond which is issued at a discount.
(m)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,617,283 or 4.2% of net assets.

(n)	A portion of the security sold on a delayed delivery basis.
(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $80,031.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,379,092	18,328,904	13,566,275	196,336	(64)	-	20,141,657	20,137,629	0.0%
Total	15,379,092	18,328,904	13,566,275	196,336	(64)	-	20,141,657

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.